INCOME TAXES - Disclosure of detailed information about effective income tax expense (recovery) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Expected income tax (recovery)	$ (8,992)	$ (914)
Effect of lower tax rates in foreign jurisdictions	793	31
Permanent differences	2,829	876
Change in unrecognized deductible temporary differences and other	1,542	2,552
Foreign exchange	273	74
Total	$ (3,555)	$ 2,619